XAI Octagon Floating Rate & Alternative Income Term Trust

Schedule of Investments

December 31, 2021 (Unaudited)

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT(b)(c)- 16.18%* (9.69% of Total Investments)
Anchorage Capital CLO 13 LLC, CLO 2021-13A, ER(d)	6.82%	3M US L + 6.70%	04/15/2034	$1,500,000	$1,500,031
Anchorage Capital Clo 16, Ltd., CLO 2021-16A, ER(d)	7.47%	3M US L + 7.35%	01/19/2035	2,000,000	1,980,092
Anchorage Capital CLO 17, Ltd., CLO 2021-17A, E(d)	7.01%	3M US L + 6.86%	07/15/2034	1,250,000	1,249,936
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, F(d)	7.41%	3M US L + 7.25%	10/15/2034	1,000,000	932,046
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, E(d)	5.64%	3M US L + 5.50%	01/28/2031	2,000,000	1,913,989
Anchorage Capital CLO 9, Ltd., CLO 2021-9A, ER2(d)	6.94%	3M US L + 6.82%	07/15/2032	2,000,000	1,981,474
Apidos CLO XXVII, CLO 2017-27A, D(d)	6.52%	3M US L + 6.40%	07/17/2030	375,000	370,639
Apidos CLO XXXII, CLO 2020-32A, E(d)	6.88%	3M US L + 6.75%	01/20/2033	250,000	249,987
ARES LI CLO, Ltd., CLO 2021-51A, ER(d)	6.97%	3M US L + 6.85%	07/15/2034	250,000	247,411
Atrium IX, CLO 2017-9A, ER(d)	6.63%	3M US L + 6.45%	05/28/2030	900,000	890,733
Atrium XIV LLC, CLO 2018-14A, E(d)	5.77%	3M US L + 5.65%	08/23/2030	500,000	493,596
Battalion CLO, Ltd., CLO 2021-21A, E(d)	6.59%	3M US L + 6.46%	07/15/2034	1,000,000	995,929
Carlyle US CLO, Ltd., CLO 2020-4A, D(d)	7.77%	3M US L + 7.65%	01/15/2033	600,000	601,113
CIFC Funding 2015-I, Ltd., CLO 2015-1A, ERR(d)	6.13%	3M US L + 6.00%	01/22/2031	500,000	489,806
CIFC Funding 2019-III, Ltd., CLO 2021-3A, DR(d)	6.92%	3M US L + 6.80%	10/16/2034	900,000	903,232
CIFC Funding 2019-VI, Ltd., CLO 2019-6A, E(d)	7.52%	3M US L + 7.40%	01/16/2033	500,000	500,705
Elmwood CLO VI, Ltd., CLO 2021-3A, ER(d)	6.62%	3M US L + 6.50%	10/20/2034	750,000	742,602
Elmwood CLO XI, Ltd., CLO 2021-4A, E(d)	6.14%	3M US L + 6.00%	10/20/2034	750,000	721,863
HPS Loan Management, Ltd., CLO 2017-11A, F(d)	7.99%	3M US L + 7.85%	05/06/2030	1,000,000	855,939
Madison Park Funding XLVIII, Ltd., CLO 2021-48A, E(d)	6.37%	3M US L + 6.25%	04/19/2033	500,000	500,036
Madison Park Funding XVII, Ltd., CLO 2015-17A, FR(d)	7.61%	3M US L + 7.48%	07/21/2030	1,000,000	910,756
Madison Park Funding XXXVI, Ltd., CLO 2019-36A, E(d)	7.37%	3M US L + 7.25%	01/15/2033	250,000	250,540
Madison Park Funding XXXVII, Ltd., CLO 2021-37A, ER(d)	6.27%	3M US L + 6.15%	07/15/2033	750,000	740,934
Magnetite XXIV, Ltd., CLO 2019-24A, E(d)	7.07%	3M US L + 6.95%	01/15/2033	500,000	501,006
Neuberger Berman Loan Advisers CLO 24, Ltd., CLO 2017-24A, E(d)	6.14%	3M US L + 6.02%	04/19/2030	1,000,000	981,301
OHA Credit Funding 2, Ltd., CLO 2021-2A, ER(d)	6.49%	3M US L + 6.36%	04/21/2034	1,000,000	979,488
OHA Credit Funding 5, Ltd., CLO 2020-5A, E(d)	6.37%	3M US L + 6.25%	04/18/2033	1,000,000	980,572
OHA Credit Funding 9, Ltd., CLO 2021-9A, E(d)	6.43%	3M US L + 6.25%	07/19/2035	1,000,000	974,654
Rad CLO 11, Ltd., CLO 2021-11A, E(d)	6.37%	3M US L + 6.25%	04/15/2034	1,300,000	1,300,037
Regata XII Funding, Ltd., CLO 2021-1A, ER(d)	6.47%	3M US L + 6.35%	10/15/2032	500,000	497,550
Regatta VII Funding, Ltd., CLO 2021-1A, ER2(d)	6.61%	3M US L + 6.40%	06/20/2034	1,000,000	957,948
Regatta VIII Funding, Ltd., CLO 2017-1A, E(d)	6.22%	3M US L + 6.10%	10/17/2030	500,000	498,802
Regatta XIV Funding, Ltd., CLO 2018-3A, E(d)	6.07%	3M US L + 5.95%	10/25/2031	750,000	743,523
Regatta XVI Funding, Ltd., CLO 2019-2A, E(d)	7.12%	3M US L + 7.00%	01/15/2033	1,000,000	1,001,414
Regatta XXIII Funding, Ltd., CLO 2021-4A, E(d)	6.81%	3M US L + 6.70%	01/20/2035	1,250,000	1,237,522
Regatta XXIV Funding, Ltd., CLO 2021-5A, E(d)	6.89%	3M US L + 6.80%	01/20/2035	250,000	250,000
RR 19, Ltd., CLO 2021-19A, D(d)	6.62%	3M US L + 6.50%	10/15/2035	500,000	495,019
Sound Point CLO II, Ltd., CLO 2013-1A, B2R(d)	5.62%	3M US L + 5.50%	01/26/2031	250,000	221,383
Sound Point CLO XVIII, Ltd., CLO 2017-4A, D(d)	5.63%	3M US L + 5.50%	01/21/2031	500,000	462,382
Symphony CLO XXI, Ltd., CLO 2019-21A ER, ER(d)	6.72%	3M US L + 6.60%	07/15/2032	1,000,000	1,000,708
Symphony CLO XXIV, Ltd., CLO 2021-24A, E(d)	7.12%	3M US L + 7.00%	01/23/2032	1,000,000	1,003,350
Symphony CLO XXV, Ltd., CLO 2021-25A, E(d)	6.62%	3M US L + 6.50%	04/19/2034	1,500,000	1,498,682
THL Credit Wind River CLO, Ltd., CLO 2021-1A, EE(d)	7.18%	3M US L + 7.06%	04/18/2036	1,500,000	1,502,388
THL Credit Wind River CLO, Ltd., CLO 2017-4A, E(d)	5.96%	3M US L + 5.80%	11/20/2030	500,000	478,584
Voya CLO 2020-2, Ltd., CLO 2021-2A, ER(d)	6.52%	3M US L + 6.40%	07/19/2034	1,125,000	1,112,755
Wind River 2021-3 CLO, Ltd., CLO 2021-3A, E(d)	6.71%	3M US L + 6.60%	07/20/2033	1,000,000	990,281
Total Collateralized Loan Obligations Debt (Cost $39,851,818)				$40,450,000	$39,692,738

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e)- 66.60%* (39.88% of Total Investments)
ALM 2020, Ltd., CLO 2020-1A, SUB(d)	N/A	Estimated yield of 15.14%	10/15/2029	$5,000,000	$4,078,500
Anchorage Capital CLO 13 LLC, CLO 2019-13A, SUB(d)	N/A	Estimated yield of 14.88%	04/15/2034	7,000,000	5,611,162
Anchorage Capital CLO 18, Ltd., CLO 2021-18A, SUB(d)	N/A	Estimated yield of 16.30%	04/15/2034	850,000	757,571
Anchorage Capital CLO 19, Ltd., CLO 2021-19A, SUB(d)	N/A	Estimated yield of 23.05%	10/15/2034	7,000,000	5,934,164
Anchorage Capital CLO 1-R, Ltd., CLO 2018-1RA, SUB(d)	N/A	Estimated yield of 17.31%	04/13/2031	4,150,000	2,892,857
Anchorage Capital Clo 20, Ltd., CLO 2021-20A, SUB(d)	N/A	Estimated yield of 14.40%	01/20/2035	1,750,000	1,431,130
Anchorage Capital CLO 3-R, Ltd., CLO 2014-3RA, SUB(d)	N/A	Estimated yield of 19.90%	01/28/2031	1,400,000	889,980
Anchorage Capital CLO 4-R, Ltd., CLO 2018-4RA, SUB(d)	N/A	Estimated yield of 20.65%	01/28/2031	3,000,000	1,843,800
Anchorage Capital CLO 7, Ltd., CLO 2015-7A, SUBA(d)	N/A	Estimated yield of 32.29%	01/28/2031	1,750,000	849,625
Anchorage Capital CLO 9, Ltd., CLO 2016-9A, SUB(d)	N/A	Estimated yield of 22.33%	07/15/2032	2,500,000	1,247,142
Apidos CLO XXVII, CLO 2017-27A, SUB(d)	N/A	Estimated yield of 10.02%	07/17/2030	1,300,000	595,920
Apidos CLO XXVIII, CLO 2017-28A, SUB(d)	N/A	Estimated yield of 6.31%	01/20/2031	3,500,000	1,855,014
ARES LI CLO, Ltd., CLO 2019-51A, INC(d)	N/A	Estimated yield of 19.24%	04/15/2031	1,699,959	1,161,598
ARES LI CLO, Ltd., CLO 2019-51A, SUB(d)	N/A	Estimated yield of 19.18%	04/15/2031	2,646,041	1,808,065
Battalion Clo XV, Ltd., CLO 2020-15A, SUB(d)	N/A	Estimated yield of 18.16%	01/17/2033	4,500,000	3,928,065
Battalion Clo XVI, Ltd., CLO 2019-16A, SUB(d)	N/A	Estimated yield of 15.22%	12/19/2032	3,500,000	2,952,827
Carbone Clo, Ltd., CLO 2017-1A, SUB(d)	N/A	Estimated yield of 19.07%	01/20/2031	7,850,000	5,150,087
Carlyle Global Market Strategies CLO, Ltd., CLO 2013-1A, SUB(d)	N/A	Estimated yield of 8.53%	08/14/2030	3,500,000	1,342,250
CARLYLE US CLO 2021-5, Ltd., CLO 2021-5A, SUB(d)	N/A	Estimated yield of 17.05%	07/20/2034	4,000,000	3,588,189
Carlyle US CLO, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 12.38%	10/15/2031	933,000	582,223
Carlyle US CLO, Ltd., CLO 2020-4A, SUBA(d)	N/A	Estimated yield of 16.72%	01/15/2033	4,000,000	2,916,886
Catamaran CLO, Ltd., CLO 2015-1A, SUB(d)	N/A	Estimated yield of 0.00%	04/22/2027	750,000	75
CIFC Funding 2017-III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 12.23%	07/20/2030	1,400,000	745,360
CIFC Funding 2017-V, Ltd., CLO 2017-5A, SUB(d)	N/A	Estimated yield of 13.00%	11/16/2030	4,500,000	2,551,050
CIFC Funding 2018-I, Ltd., CLO 2018-1A, SUB(d)	N/A	Estimated yield of 12.70%	04/18/2031	3,250,000	2,318,745
CIFC Funding 2018-III, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 19.77%	07/18/2031	3,000,000	1,926,462
CIFC Funding 2019-III, Ltd., CLO 2019-3A, SUB(d)	N/A	Estimated yield of 17.93%	07/16/2032	750,000	565,450
CIFC Funding 2019-V, Ltd., CLO 2019-5A, INC(d)	N/A	Estimated yield of 15.83%	01/15/2035	2,500,000	2,131,377
CIFC Funding 2020-II, Ltd., CLO 2020-2A, INC(d)	N/A	Estimated yield of 25.37%	10/20/2034	1,000,000	981,839
CIFC Funding 2020-III, Ltd., CLO 2020-3A, SUB(d)	N/A	Estimated yield of 20.56%	10/20/2034	150,000	147,118
CIFC Funding 2021-II, CLO 2021-2A, SUB(d)	N/A	Estimated yield of 23.60%	04/15/2034	4,000,000	3,846,778
Dryden 43 Senior Loan Fund, CLO 2016-43A, SUB(d)	N/A	Estimated yield of 15.12%	04/20/2034	5,000,000	3,347,798
Dryden 87 CLO, Ltd., CLO 2021-87A, SUB(d)	N/A	Estimated yield of 16.05%	05/20/2034	2,000,000	1,791,814
Dryden 95 CLO, Ltd., CLO 2021-95A, SUB(d)	N/A	Estimated yield of 15.76%	08/20/2034	3,500,000	3,101,336
Elmwood CLO I, Ltd., CLO 2019-1A, SUB(d)	N/A	Estimated yield of 11.53%	10/20/2033	6,000,000	4,609,408
Elmwood CLO II, Ltd., CLO 2019-2A, SUB(d)	N/A	Estimated yield of 13.71%	04/20/2034	5,500,000	4,637,000
Elmwood CLO III, Ltd., CLO 2019-3A, SUB(d)	N/A	Estimated yield of 14.01%	10/20/2034	5,250,000	4,385,522
Elmwood CLO VII, Ltd., CLO 2020-4A, SUB(d)	N/A	Estimated yield of 13.26%	01/17/2034	6,350,000	5,501,640
Elmwood CLO VIII, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 13.86%	01/20/2034	5,000,000	4,386,233
Invesco CLO, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 17.43%	04/15/2034	3,000,000	2,472,699
Invesco CLO, Ltd., CLO 2021-2A, SUB(d)(f)	N/A	Estimated yield of 15.85%	07/15/2034	5,000,000	4,014,335
Madison Park Funding XVIII, Ltd., CLO 2015-18A, SUB(d)	N/A	Estimated yield of 8.66%	10/21/2027	4,000,000	2,138,000
Madison Park Funding XX, Ltd., CLO 2016-20A, SUB(d)	N/A	Estimated yield of 23.50%	07/27/2030	1,740,000	967,155
Madison Park Funding XXIX, Ltd., CLO 2018-29A, SUB(d)	N/A	Estimated yield of 16.87%	10/18/2047	3,750,000	2,594,066
Madison Park Funding XXVIII, Ltd., CLO 2018-28A, SUB(d)	N/A	Estimated yield of 17.67%	07/15/2030	5,000,000	3,628,445
Madison Park Funding XXXVII, Ltd., CLO 2019-37A, SUB(d)	N/A	Estimated yield of 19.37%	07/15/2032	5,500,000	5,156,250
Niagara Park Clo, Ltd., CLO 2019-1A, SUB(d)	N/A	Estimated yield of 21.08%	07/17/2032	2,648,000	2,256,869
Oak Hill Credit Partners X-R, Ltd., CLO 2014-10RA, SUB(d)	N/A	Estimated yield of 17.58%	04/20/2034	6,673,000	3,066,518
OHA Credit Partners XI, Ltd., CLO 2015-11A, SUB(d)	N/A	Estimated yield of 17.25%	01/20/2032	2,750,000	1,872,351
OHA Credit Partners XII, Ltd., CLO 2016-12A, SUB(d)	N/A	Estimated yield of 20.74%	07/23/2030	1,500,000	1,136,871
Recette Clo, Ltd., CLO 2015-1A, SUB(d)(f)	N/A	Estimated yield of 17.53%	04/20/2034	10,400,000	5,592,265
Regatta XVIII Funding, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 14.60%	01/15/2034	4,175,322	3,732,814
Regatta XXIV Funding, Ltd., CLO 2021-5A, SUB(d)	N/A	Estimated yield of 6.99%	01/20/2035	5,000,000	4,100,500
Rockland Park CLO, Ltd., CLO 2021-1A, SUB(d)	N/A	Estimated yield of 13.28%	04/20/2034	9,000,000	7,392,229

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY(c)(e) (continued)
Rockland Park CLO, Ltd., CLO 2021-1A, M1(d)	N/A	Estimated yield of 23.61%	04/20/2034	$9,000,000	$33,462
Rockland Park CLO, Ltd., CLO 2021-1A, M2(d)	N/A	Estimated yield of 27.14%	04/20/2034	9,000,000	198,108
Sixth Street CLO XVII, Ltd., CLO 2021-17A, SUB(d)	N/A	Estimated yield of 13.70%	01/20/2034	1,100,000	1,029,284
Sound Point CLO III, Ltd., CLO 2017-3A, SUB(d)	N/A	Estimated yield of 12.62%	10/20/2030	1,500,000	788,250
Sound Point CLO VI-R, Ltd., CLO 2014-2RA, SUB(d)	N/A	Estimated yield of 8.06%	10/20/2031	2,000,000	358,222
Thacher Park CLO, Ltd., CLO 2014-1A, SUB(d)	N/A	Estimated yield of 0.00%	10/20/2026	6,000,000	5,340
THL Credit Wind River CLO, Ltd., CLO 2018-3A, SUB(d)	N/A	Estimated yield of 19.58%	01/20/2031	3,000,000	2,396,919
THL Credit Wind River CLO, Ltd., CLO 2018-2A, SUB(d)	N/A	Estimated yield of 15.16%	07/15/2030	3,031,000	2,141,208
Webster Park CLO, Ltd., CLO 2016-1A, SUB(d)	N/A	Estimated yield of 15.93%	07/20/2030	9,000,400	6,008,064
Wind River CLO, Ltd., CLO 2016-1A, SUB(d)	N/A	Estimated yield of 26.53%	07/15/2028	4,000,000	1,943,200
Total Collateralized Loan Obligations Equity (Cost $168,270,471)				$249,496,722	$163,415,484

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 4.05%* (2.43% of Total Investments)
Automobiles - 0.03% (0.02% of Total Investments)
Real Hero Merger Sub 2, Inc., Senior Unsecured(d)	6.25%	N/A	02/01/2029	80,000	79,987

Chemicals - 0.28% (0.17% of Total Investments)
Herens Holdco Sarl, Senior Secured(d)	4.75%	N/A	05/15/2028	444,000	435,120
Unifrax Escrow Issuer Corp., Senior Secured(d)	5.25%	N/A	09/30/2028	241,000	243,410
Total Chemicals				685,000	678,530

Diversified Telecommunication Services - 1.22% (0.73% of Total Investments)
Altice Financing SA, Senior Secured(d)	5.75%	N/A	08/15/2029	1,197,000	1,184,276
Altice France SA, Senior Secured(d)	5.50%	N/A	10/15/2029	667,000	662,414
Consolidated Communications, Inc., Senior Secured(d)	5.00%	N/A	10/01/2028	1,125,000	1,146,600
Total Diversified Telecommunication Services				2,989,000	2,993,290

Electronic Equipment, Instruments & Components - 0.06% (0.04% of Total Investments)
II-VI, Inc., Senior Unsecured(d)	5.00%	N/A	12/15/2029	146,000	149,402

Health Care Equipment & Supplies - 0.32% (0.19% of Total Investments)
Mozart Debt Merger Sub, Inc., Senior Secured(d)	3.88%	N/A	04/01/2029	727,000	724,862
Mozart Debt Merger Sub, Inc., Senior Unsecured(d)	5.25%	N/A	10/01/2029	62,000	62,871
Total Health Care Equipment & Supplies				789,000	787,733

Hotels, Restaurants & Leisure - 0.87% (0.52% of Total Investments)
CEC Entertainment LLC, Senior Secured(d)	6.75%	N/A	05/01/2026	470,000	461,540
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, Senior Unsecured(d)	5.00%	N/A	06/01/2029	529,000	542,877
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, Senior Unsecured(d)	4.88%	N/A	07/01/2031	500,000	502,186
SeaWorld Parks & Entertainment, Inc., Senior Unsecured(d)	5.25%	N/A	08/15/2029	600,000	611,345
Total Hotels, Restaurants & Leisure				2,099,000	2,117,948

Industrial Conglomerates - 0.21% (0.13% of Total Investments)
MajorDrive Holdings IV LLC, Senior Unsecured(d)	6.38%	N/A	06/01/2029	545,000	527,469

IT Services - 0.15% (0.09% of Total Investments)
Avaya, Inc., Senior Secured(d)	6.13%	N/A	09/15/2028	345,000	367,126

Media - 0.20% (0.12% of Total Investments)
Audacy Capital Corp., Senior Secured(d)	6.75%	N/A	03/31/2029	390,000	380,589

CORPORATE BONDS - 4.05%* (2.43% of Total Investments) (continued)
Media - 0.20% (0.12% of Total Investments) (continued)
Clear Channel Outdoor Holdings, Inc., Senior Unsecured(d)	7.75%	N/A	04/15/2028	$100,000	$107,482
Total Media				490,000	488,071

Pharmaceuticals - 0.11% (0.06% of Total Investments)
Bausch Health Cos., Inc., Senior Secured(d)	4.88%	N/A	06/01/2028	260,000	265,200

Professional Services - 0.47% (0.28% of Total Investments)
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., Senior Secured(d)	6.00%	N/A	11/01/2029	1,176,000	1,160,215

Transportation Infrastructure - 0.13% (0.08% of Total Investments)
Uber Technologies, Inc., Senior Unsecured(d)	6.25%	N/A	01/15/2028	305,000	326,995

Total Corporate Bonds (Cost $9,863,129)				$9,909,000	$9,941,966

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS(b) - 4.13%* (2.47% of Total Investments)
Aerospace & Defense - 0.82% (0.49% of Total Investments)
Amentum Government Services Holdings LLC, TL(g)	N/A	L + 7.50%	02/01/2030	2,016,807	1,956,303
New Constellis Borrower LLC, B	12.00%	3M US L + 11.00%	03/27/2025	107,755	64,653
Total Aerospace & Defense				2,124,562	2,020,956

Air Freight & Logistics - 0.30% (0.18% of Total Investments)
LaserShip, Inc., Initial	8.25%	3M US L + 7.50%	05/07/2029	745,852	749,119

Building Products - 0.26% (0.16% of Total Investments)
DIVERSITECH HOLDINGS, INC. TL(g)	N/A	L + 6.75%	12/21/2029	468,750	468,459
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 2nd Lien Term Loan	7.25%	3M US L + 6.75%	07/23/2029	169,492	167,692
Total Building Products				638,242	636,151

Chemicals - 0.11% (0.06% of Total Investments)
CP Iris Holdco I, Inc., Initial	7.50%	3M US L + 0.50%	10/01/2029	258,621	258,835

Commercial Services & Supplies - 0.26% (0.16% of Total Investments)
AVSC Holding Corp., Initial	8.25%	3M US L + 7.25%	09/01/2025	805,556	643,099

Communications Equipment - 0.13% (0.08% of Total Investments)
Global Tel*Link Corp., 2nd Lien	8.35%	1M US L + 8.25%	11/29/2026	347,222	322,917

Construction & Engineering - 0.12% (0.07% of Total Investments)
DG Investment Intermediate Holdings 2, Inc., 2nd Lien	7.50%	1M US L + 6.75%	03/30/2029	292,804	292,072

Diversified Consumer Services - 0.25% (0.15% of Total Investments)
Travelport Finance Luxembourg Sarl, 2021 Consented	6.97%	3M US L + 6.75%	05/29/2026	576,676	477,488
TruGreen LP, Initial	9.25%	3M US L + 8.50%	11/02/2028	125,392	126,646
Total Diversified Consumer Services				702,068	604,134

Diversified Financial Services - 0.36% (0.21% of Total Investments)
Edelman Financial Center LLC, Initial	6.85%	1M US L + 6.75%	07/20/2026	626,984	628,031
NEXUS BUYER LLC, TL	6.75%	1M US L + 6.25%	11/05/2029	245,536	245,229
Total Diversified Financial Services				872,520	873,260

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS(b) (continued)
Electronic Equipment, Instruments & Components - 0.03% (0.02% of Total Investments)
Infinite Bidco LLC, Initial	7.50%	1M US L + 7.00%	03/02/2029	$69,869	$69,956

Health Care Providers & Services - 0.05% (0.03% of Total Investments)
Verscend Holding Corp., Initial	7.50%	1M US L + 7.00%	04/02/2029	135,802	135,802

Insurance - 0.45% (0.27% of Total Investments)
Asurion LLC, New B-4	5.35%	1M US L + 5.25%	01/20/2029	1,104,603	1,099,312

Professional Services - 0.07% (0.04% of Total Investments)
National Intergovernmental Purchasing Alliance Co.	7.65%	3M US L + 7.50%	05/22/2026	169,492	168,644

Software - 0.77% (0.46% of Total Investments)
Ascend Learning 11/21 2nd Lien TL	6.25%	1M US L + 5.75%	12/10/2029	462,963	463,736
DCert Buyer, Inc., First Amendment Refinancing	7.10%	1M US L + 7.00%	02/19/2029	156,627	156,626
EagleView Technology Corp., Term Loan 2nd Lien	8.50%	3M US L + 7.50%	08/14/2026	198,167	194,700
MH Sub I LLC, 2021 Replacement	6.34%	3M US L + 6.25%	02/23/2029	1,000,000	1,004,580
Ultimate Software 11/21 2nd Lien TL	5.75%	1M US L + 5.25%	05/03/2027	75,676	75,818
Total Software				1,893,433	1,895,460

Textiles, Apparel & Luxury Goods - 0.15% (0.09% of Total Investments)
ABG Intermediate Holdings 2, LLC TL 2L(g)	N/A	SOFR + 6.00%	12/20/2029	372,760	375,075

Total Secured Second Lien Loans (Cost $10,399,165)				$10,533,406	$10,144,792

SENIOR SECURED FIRST LIEN LOANS(b) - 73.47%* (44.00% of Total Investments)
Aerospace & Defense - 2.11% (1.26% of Total Investments)
Amentum Government Services Holdings LLC, Tranche 2	5.50%	3M US L + 4.75%	01/29/2027	1,324,424	1,321,390
COBHAM ULTRA US CO-BORROWER LLC, TL	4.25%	6M US L + 3.75%	11/17/2028	417,409	415,714
Constellis Holdings LLC, Priority	8.50%	3M US L + 7.50%	03/27/2024	119,765	116,172
Peraton Corp., B	4.50%	1M US L + 3.75%	02/01/2028	1,133,024	1,132,617
Vertex Aerospace 11/21	4.58%	1M US L + 4.00%	12/06/2028	763,763	761,663
WP CPP Holdings LLC	4.75%	3M US L + 3.75%	04/30/2025	1,496,306	1,430,214
Total Aerospace & Defense				5,254,691	5,177,770

Air Freight & Logistics - 0.70% (0.42% of Total Investments)
KKR Apple Bidco LLC, Initial	3.50%	1M US L + 3.00%	09/22/2028	376,652	375,081
LaserShip, Inc., Initial	5.25%	3M US L + 4.50%	05/07/2028	1,337,861	1,337,861
Total Air Freight & Logistics				1,714,513	1,712,942

Airlines - 1.22% (0.73% of Total Investments)
Air Canada, B	4.25%	6M US L + 3.50%	08/11/2028	1,780,000	1,772,684
Allegiant Travel Company, Replacement	3.16%	3M US L + 3.00%	02/05/2024	381,957	379,188
United AirLines, Inc., Class B	4.50%	3M US L + 3.75%	04/21/2028	833,835	834,969
Total Airlines				2,995,792	2,986,841

Auto Components - 1.78% (1.07% of Total Investments)
Dealer Tire LLC, B-1	4.35%	1M US L + 4.25%	12/12/2025	1,110,457	1,108,791
First Brands Group, LLC, Refinanced	6.00%	3M US L + 5.00%	03/30/2027	458,111	459,486
Gopher Resource, Llc Tlb	4.25%	3M US L + 3.25%	03/06/2025	497,506	464,277
IXS Holdings, Inc., Initial	5.00%	3M US L + 4.25%	03/05/2027	1,852,216	1,816,338
LS Group Opco Acquisition LLC, Initial	4.00%	3M US L + 3.25%	11/02/2027	324,812	323,864
LTR Intermediate Holdings, Inc., Initial	5.50%	3M US L + 4.50%	05/05/2028	207,695	206,009
Total Auto Components				4,450,797	4,378,765

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Automobiles - 0.74% (0.44% of Total Investments)
Driven Holdings LLC, TLB	3.75%	6M US L + 3.25%	11/17/2028	$98,668	$98,422
RVR Dealership Holdings LLC, B	4.75%	3M US L + 4.00%	02/08/2028	651,320	649,288
Truck Hero, Inc., Initial	4.00%	1M US L + 3.25%	01/31/2028	1,074,451	1,067,488
Total Automobiles				1,824,439	1,815,198

Beverages - 0.23% (0.14% of Total Investments)
Triton Water Holdings, Inc., Initial	4.00%	3M US L + 3.50%	03/31/2028	565,879	559,191

Building Products - 1.88% (1.13% of Total Investments)
CHARIOT BUYER LLC TLB 1L	4.00%	1M US L + 3.50%	11/03/2028	1,073,616	1,072,274
Cornerstone Building Brands, Inc., Tranche B	3.75%	1M US L + 3.25%	04/12/2028	386,368	384,919
Foundation Building Materials, Inc., Initial	3.75%	3M US L + 3.25%	01/31/2028	225,040	223,272
Kodiak BP LLC, Initial	4.00%	3M US L + 3.25%	03/12/2028	244,918	242,878
Osmosis Buyer, Ltd., Initial B(h)	4.50%	1M US L + 4.00%	07/31/2028	260,356	260,727
Park River Holdings, Inc., Initial	4.00%	3M US L + 3.25%	12/28/2027	95,831	94,858
QUIKRETE Holdings, Inc., B-1 Fourth Amendment(g)	N/A	L + 3.00%	06/09/2028	877,869	875,429
Snap One 11/21 Cov-Lite TLB	5.00%	6M US L + 4.50%	12/08/2028	762,256	757,492
Visual Comfort Group, Inc. (fka VC GB Holdings, Inc.)(aka Visual Comfort Generation Brands), Initial 1st Lien Term Loan	4.00%	3M US L + 3.50%	07/21/2028	324,675	321,733
White Cap Buyer LLC, Initial Closing Date	4.50%	1M US L + 4.00%	10/19/2027	220,338	220,363
Wilsonart LLC, Tranche E	4.50%	3M US L + 3.50%	12/31/2026	167,526	167,386
Total Building Products				4,638,793	4,621,331

Capital Markets - 0.80% (0.48% of Total Investments)
Hudson River Trading LLC, Term Loan	3.10%	1M US L + 3.00%	03/20/2028	1,440,177	1,428,094
Jane Street Group LLC, Dollar	2.85%	1M US L + 2.75%	01/26/2028	530,824	526,291
Total Capital Markets				1,971,001	1,954,385

Chemicals - 1.60% (0.96% of Total Investments)
Ascend Performance Materials Operations LLC, 2021 Refinancing	5.50%	3M US L + 4.75%	08/27/2026	685,455	688,539
CP Iris Holdco I, Inc., Initial(h)	4.25%	1M US L + 3.75%	10/02/2028	227,888	227,204
CPC Acquisition Corp., Initial	4.50%	3M US L + 3.75%	12/29/2027	133,359	131,359
Herens Holdco S.a r.l., Facility B	4.75%	6M US L + 4.00%	07/03/2028	383,787	383,266
INEOS Enterprises Holdings, Ltd., Refinancing Tranche B Dollar	4.50%	3M US L + 3.50%	08/28/2026	214,922	215,057
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar	3.25%	1M US L + 2.75%	01/29/2026	127,620	127,168
INEOS US Finance LLC(g)	N/A	L + 2.50%	11/09/2028	185,070	183,991
Kraton Polymer 11/21 (USD) TLB	3.75%	6M US L + 3.25%	11/18/2028	285,826	285,291
LSF11 A5 HoldCo, LLC TLB 1L	4.25%	3M US L + 3.75%	10/15/2028	552,353	551,431
Lummus Technology Holdings V LLC, 2021 Refinancing B	3.60%	1M US L + 3.50%	06/30/2027	49,751	49,405
Polar US Borrower LLC, Initial	4.87%	3M US L + 4.75%	10/16/2025	860,805	860,805
Sparta U.S. Holdco LLC, Initial Term Loans	4.25%	3M US L + 3.50%	08/02/2028	91,471	91,499
W. R. Grace Holdings LLC, Initial	4.25%	3M US L + 3.75%	09/22/2028	122,247	122,339
Total Chemicals				3,920,554	3,917,354

Commercial Services & Supplies - 1.74% (1.04% of Total Investments)
Allied Universal Holdco LLC, Initial U.S. Dollar	4.25%	3M US L + 3.75%	05/12/2028	487,084	484,955
Ankura Consulting Group LLC, Closing Date	5.25%	1M US L + 4.50%	03/17/2028	178,300	178,523
Belfor Holdings, Inc., Initial	3.85%	1M US L + 3.75%	04/06/2026	636,793	636,793
CLARKE AMERICAN CORP. TL, 2021 Extended	8.75%	3M US L + 7.75%	06/16/2026	313,879	284,061
Divisions Holding Corp., B	5.50%	3M US L + 4.75%	05/27/2028	1,136,779	1,137,495
First Advantage Holdings LLC, B-1	2.85%	1M US L + 2.75%	01/31/2027	59,760	59,461

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Commercial Services & Supplies (continued)
Viad Corp, Initial	5.50%	3M US L + 5.00%	07/30/2028	$1,496,250	$1,491,582
Total Commercial Services & Supplies				4,308,845	4,272,870

Communications Equipment - 1.30% (0.78% of Total Investments)
Casa Systems, Inc., Initial	5.00%	3M US L + 4.00%	12/20/2023	906,908	880,835
CCI Buyer, Inc., Initial	4.50%	3M US L + 3.75%	12/17/2027	139,375	139,375
Global Tel*Link Corp., 2018	4.35%	1M US L + 4.25%	11/29/2025	449,203	435,727
Gogo Intermediate Holdings LLC, Initial	4.50%	3M US L + 3.75%	04/30/2028	1,600,011	1,598,587
MLN US HoldCo LLC, B	4.60%	1M US L + 4.50%	11/30/2025	137,414	132,464
Total Communications Equipment				3,232,911	3,186,988

Construction & Engineering - 0.64% (0.38% of Total Investments)
DG Investment Intermediate Holdings 2, Inc., Initial	4.25%	1M US L + 3.50%	03/31/2028	171,861	171,646
TRC Companies 11/21 TL	4.25%	3M US L + 3.75%	12/08/2028	1,399,798	1,391,483
Total Construction & Engineering				1,571,659	1,563,129

Construction Materials - 0.34% (0.20% of Total Investments)
Schweitzer-Mauduit International, Inc., B	4.50%	1M US L + 3.75%	04/20/2028	832,881	827,675

Containers & Packaging - 1.80% (1.08% of Total Investments)
Kleopatra Finco S.a r.l., Facility B	5.25%	3M US L + 4.75%	02/12/2026	679,776	660,022
LABL, INC. TL 1L	5.50%	1M US L + 5.00%	10/29/2028	971,879	969,449
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S.	4.00%	1M US L + 3.50%	09/24/2028	81,471	81,280
PELICAN PRODUCTS, INC. TL	4.75%	6M US L + 4.25%	11/16/2028	491,266	488,810
Pregis TopCo LLC, Initial	4.10%	1M US L + 4.00%	07/31/2026	1,129,666	1,124,018
Pretium PKG Holdings, Inc., Initial	4.50%	6M US L + 4.00%	10/02/2028	357,995	356,967
ProAmpac PG Borrower LLC, 2020-1	4.50%	3M US L + 3.75%	11/03/2025	91,245	91,244
RLG Holdings LLC
Closing Date Initial	5.00%	3M US L + 4.25%	07/07/2028	138,347	137,915
Delayed Draw	5.00%	3M US L + 4.25%	07/07/2028	35,024	34,915
Sabert Corp., Initial	5.50%	1M US L + 4.50%	12/10/2026	467,413	466,539
Total Containers & Packaging				4,444,082	4,411,159

Distributors - 0.57% (0.34% of Total Investments)
American Tire Distributors, Inc., TLB	7.00%	3M US L + 6.25%	10/20/2028	501,458	503,519
BCPE Empire Holdings, Inc., Initial	4.50%	1M US L + 4.00%	06/11/2026	337,158	335,893
Ingram Micro, Inc., Initial	4.00%	3M US L + 3.50%	06/30/2028	547,481	547,207
Total Distributors				1,386,097	1,386,619

Diversified Consumer Services - 4.08% (2.44% of Total Investments)
Anticimex International AB	4.00%	6M US L + 3.50%	11/08/2028	559,552	557,627
Entertainment Partners 10/21 Cov-Lite	4.00%	3M US L + 3.50%	11/06/2028	425,659	425,553
KUEHG Corp, B-3	4.75%	3M US L + 3.75%	02/21/2025	1,983,946	1,940,061
Learning Care Group No. 2, Inc., 2020 Incremental	9.50%	3M US L + 8.50%	03/13/2025	386,073	385,108
LifeMiles, Ltd., Initial	6.25%	3M US L + 5.25%	08/30/2026	82,281	81,932
Pug LLC, B-2	4.75%	1M US L + 4.25%	02/12/2027	1,527,045	1,517,501
Sabre GLBL, Inc.
2021 Other B-1	4.00%	1M US L + 3.50%	12/17/2027	181,651	179,153
2021 Other B-2	4.00%	1M US L + 3.50%	12/17/2027	289,562	285,581
Seren BidCo AB TL 1L(g)	N/A	L + 3.50%	11/16/2028	137,139	137,310
SkyMiles IP, Ltd., Initial	4.75%	3M US L + 3.75%	10/20/2027	95,123	100,474
Sotheby's, 2021 Second Refinancing	5.00%	3M US L + 4.50%	01/15/2027	435,192	435,192
Spin Holdco, Inc., Initial	4.75%	3M US L + 4.00%	03/04/2028	1,442,750	1,446,155

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Diversified Consumer Services (continued)
St. George's University Scholastic Services LLC (St. George's University Scholastic Services LLC), Initial Term Loans(g)	N/A	L + 3.25%	06/29/2028	$73,202	$72,836
Staples, Inc., 2019 Refinancing New B-1	5.13%	3M US L + 5.00%	04/16/2026	972,786	938,301
The Knot Worldwide, Inc., Initial	4.63%	3M US L + 4.50%	12/19/2025	498,970	498,970
Travelport Finance S.a r.l., Initial (Priority)	9.75%	3M US L + 8.75%	02/28/2025	793,903	814,925
TruGreen LP, Second Refinancing	4.75%	1M US L + 4.00%	11/02/2027	181,911	181,967
Total Diversified Consumer Services				10,066,745	9,998,646

Diversified Financial Services - 1.69% (1.01% of Total Investments)
Edelman Financial Center LLC, Initial (2021)	4.25%	1M US L + 3.50%	04/07/2028	428,375	427,733
Focus Financial Partners LLC
Delayed	4.75%	3M US L + 1.50%	06/30/2028	89,149	88,608
Term Loan	3.00%	1M US L + 2.50%	06/30/2028	385,349	383,009
HighTower Holding LLC, Initial	4.75%	3M US L + 4.00%	04/21/2028	563,125	561,717
MERCURY BORROWER, INC., TL	4.00%	3M US L + 3.50%	08/02/2028	256,682	255,334
Nexus Buyer LLC, B	3.85%	1M US L + 3.75%	11/09/2026	349,639	347,702
Paysafe Holdings US Corp., Facility B1	3.25%	1M US L + 2.75%	06/28/2028	147,278	142,814
VeriFone Systems, Inc., Initial	4.18%	3M US L + 4.00%	08/20/2025	1,986,055	1,949,313
Total Diversified Financial Services				4,205,652	4,156,230

Diversified Telecommunication Services - 3.63% (2.18% of Total Investments)
Altice France S.A., USD TLB-13 Incremental	4.12%	3M US L + 4.00%	08/14/2026	1,283,598	1,275,896
Cincinnati Bell Inc.	3.75%	1M SOFR + 3.25%	11/22/2028	128,818	128,657
Consolidated Communications, Inc., B-1	4.25%	1M US L + 3.50%	10/02/2027	700,484	698,845
DIRECTV Financing LLC, Closing Date	5.75%	3M US L + 5.00%	08/02/2027	1,599,240	1,599,704
LCPR Loan Financing LLC, 2021 Additional	3.86%	1M US L + 3.75%	10/16/2028	583,258	585,445
MetroNet Systems Holdings LLC, 2021	4.50%	1M US L + 3.75%	06/02/2028	99,428	99,353
Northwest Fiber LLC, B-2	3.85%	1M US L + 3.75%	04/30/2027	101,497	101,041
Radiate Holdco, LLC TLB 1L	4.00%	1M US L + 3.25%	09/25/2026	1,625,314	1,618,716
Sorenson Communications LLC, 2021	6.25%	3M US L + 5.50%	03/17/2026	201,395	201,522
Syniverse Holdings, Inc., Tranche C	6.00%	3M US L + 5.00%	03/09/2023	604,503	600,223
Voyage US LLC (Vocus Group), Initial U.S. Term Loans	4.00%	3M US L + 3.50%	07/20/2028	218,897	218,692
Windstream Services II LLC, Initial	7.25%	1M US L + 6.25%	09/21/2027	1,448,688	1,450,948
Xplornet Communications, Inc. TL 1L	4.50%	1M US L + 4.00%	10/02/2028	338,672	337,967
Total Diversified Telecommunication Services				8,933,792	8,917,009

Electric Utilities - 0.22% (0.13% of Total Investments)
Generation Bridge Acquisition LLC
B	5.75%	3M US L + 5.00%	12/01/2028	362,859	363,766
C	5.75%	3M US L + 5.00%	12/01/2028	7,560	7,578
PG&E Corporation, Loan	3.50%	3M US L + 3.00%	06/23/2025	161,357	159,421
Total Electric Utilities				531,776	530,765

Electrical Equipment - 0.36% (0.22% of Total Investments)
Energy Acquisition LP
Initial	4.35%	1M US L + 4.25%	06/26/2025	715,490	708,335
Tranche B(i)	7.50%	7.50%	06/26/2025	186,080	185,149
Total Electrical Equipment				901,570	893,484

Electronic Equipment, Instruments & Components - 1.44% (0.86% of Total Investments)
Infinite Bidco LLC, Initial	4.25%	1M US L + 3.75%	03/02/2028	1,250,174	1,245,098
Mavenir Systems, Inc., Initial	5.25%	3M US L + 4.75%	08/18/2028	489,989	488,558
Natel Engineering Company, Inc., Initial	7.25%	6M US L + 6.25%	04/30/2026	511,185	497,127

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Electronic Equipment, Instruments & Components (continued)
Triton Solar US Acquisition Co., Initial	6.22%	3M US L + 6.00%	10/29/2024	$259,597	$255,919
Ultra Clean Holdings, Inc., Refinanced	3.85%	1M US L + 3.75%	08/27/2025	740,642	740,953
Xperi Holding Corp., Initial B	3.60%	1M US L + 3.50%	06/08/2028	301,112	300,284
Total Electronic Equipment, Instruments & Components				3,552,699	3,527,939

Energy Equipment & Services - 0.44% (0.27% of Total Investments)
ChampionX, Term Loan	6.00%	3M US L + 5.00%	06/03/2027	165,454	167,458
Lealand Finance Company B.V.
Make-Whole	3.09%	3M US L + 3.00%	06/28/2024	8,469	4,827
Take-Back	4.15%	1M US L + 4.00%	06/30/2025	46,500	20,266
Par Petroleum LLC, Closing Date	6.88%	3M US L + 6.75%	01/12/2026	321,660	319,248
WaterBridge Midstream Operating LLC, Initial	6.75%	6M US L + 5.75%	06/22/2026	592,501	576,764
Total Energy Equipment & Services				1,134,584	1,088,563

Food & Staples Retailing - 0.46% (0.27% of Total Investments)
BW Gas & Convenience Holdings LLC, Initial	4.00%	1M US L + 3.50%	03/31/2028	14,702	14,665
Rent-A-Center, Inc.	3.75%	1M US L + 3.25%	02/17/2028	1,116,723	1,113,239
Total Food & Staples Retailing				1,131,425	1,127,904

Food Products - 0.99% (0.59% of Total Investments)
Chill Merger Sub, Inc.	4.50%	3M US L + 3.50%	03/20/2024	1,250,000	1,176,112
H-Food Holdings LLC, 2020 Incremental B-3	6.00%	3M US L + 5.00%	05/23/2025	61,681	61,611
Pacific Bells LLC
Delayed Draw(h)	5.00%	3M US L + 4.50%	11/10/2028	15,133	15,038
Initial Term	5.00%	3M US L + 4.50%	11/10/2028	348,055	346,315
Primary Products Finance, LLC TL 1L(g)	N/A	L + 4.00%	01/05/2029	721,121	721,121
Whole Earth Brands, Inc., Term Loan	5.50%	3M US L + 4.50%	02/05/2028	100,360	99,607
Total Food Products				2,496,350	2,419,804

Health Care Equipment & Supplies - 1.67% (1.00% of Total Investments)
Curium BidCo S.a r.l., Term Loan	5.00%	3M US L + 4.25%	12/02/2027	104,947	105,078
Insulet Corp., B	3.75%	1M US L + 3.25%	05/04/2028	1,492,500	1,491,575
Medplast Holdings, Inc., Initial Term Loan (Late June/Early July)	3.85%	1M US L + 3.75%	07/02/2025	989,770	932,858
Mozart Debt Merger Sub, Inc. TLB 1L	3.75%	1M US L + 3.25%	10/23/2028	1,575,286	1,574,593
Total Health Care Equipment & Supplies				4,162,503	4,104,104

Health Care Providers & Services - 7.44% (4.46% of Total Investments)
ADMI Corp., Amendment No. 5 Incremental	4.00%	1M US L + 3.50%	12/23/2027	1,304,078	1,300,609
AEA International Holdings S.a.r.l., Initial	4.25%	3M US L + 3.75%	09/07/2028	217,234	217,234
BW NHHC Holdco, Inc., Initial	5.16%	3M US L + 5.00%	05/15/2025	340,565	289,225
Cambrex Corp., Tranche B-2 Dollar	4.25%	1M US L + 3.50%	12/04/2026	402,518	402,349
CityMD/Summit Health 11/21 TLB	3.75%	3M US L + 3.25%	12/22/2028	1,205,093	1,203,394
Curia Global, Inc., 2021	4.50%	3M US L + 3.75%	08/30/2026	153,651	153,699
ELECTRON BIDCO INC. TL 1L	3.75%	3M US L + 3.25%	11/01/2028	429,010	427,555
Envision Healthcare Corp., Initial	3.85%	1M US L + 3.75%	10/10/2025	989,796	793,539
Eyecare Partners LLC
Amendment No. 1	4.25%	3M US L + 3.75%	11/15/2028	226,785	225,708
Delayed Draw(h)	6.00%	3M US L + 2.75%	11/15/2028	38,656	38,387
Initial	3.97%	3M US L + 3.75%	02/18/2027	577,031	573,246
Global Medical Response, Inc.
2018 New	5.25%	3M US L + 4.25%	03/14/2025	652,199	649,055
2020 Refinancing	5.25%	3M US L + 4.25%	10/02/2025	1,131,655	1,125,714
Heartland Dental LLC, 2021 Incremental	4.10%	1M US L + 4.00%	04/30/2025	805,704	803,690

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Health Care Providers & Services (continued)
Heartland Dental, LLC, Initial	3.60%	1M US L + 3.50%	04/30/2025	$493,611	$488,266
Hunter Holdco 3, Ltd., Initial Dollar	4.75%	3M US L + 4.25%	08/19/2028	647,960	647,558
Icon Public, Ltd. Company
Lux	2.75%	3M US L + 2.50%	07/03/2028	868,956	868,591
U.S.	2.75%	3M US L + 2.25%	07/03/2028	216,501	216,410
Ingenovis Health, Inc., Initial	4.50%	3M US L + 3.75%	03/06/2028	1,065,847	1,063,854
Mamba Purchaser, Inc.	4.25%	1M US L + 3.75%	10/16/2028	97,965	97,801
Maravai Intermediate Holdings LLC, Initial	4.75%	1M US L + 3.75%	10/19/2027	68,520	68,777
Midwest Veterinary Partners LLC, Initial	4.75%	1M US L + 4.00%	04/27/2028	941,985	937,275
Parexel International Corp.	4.00%	1M US L + 3.50%	11/15/2028	754,489	754,149
Pathway Vet Alliance LLC, 2021 Replacement	3.85%	3M US L + 3.75%	03/31/2027	337,008	335,623
Radiology Partners, Inc., B	4.36%	1M US L + 4.25%	07/09/2025	1,104,358	1,086,876
Radnet Management, Inc., Initial	3.75%	3M US L + 3.00%	04/23/2028	181,883	181,712
Sharp MidCo, LLC TL 1L(g)	N/A	L + 4.00%	12/31/2028	350,905	350,028
Southern Veterinary Partners LLC
Delayed Draw Term Loan (First Lien)	5.00%	3M US L + 4.00%	10/05/2027	8,193	8,204
Initial	5.00%	3M US L + 4.00%	10/05/2027	59,085	59,158
Summit Behavioral 11/21	5.50%	3M US L + 4.75%	11/24/2028	417,700	409,346
UWH PLLC, Initial	5.00%	1M US L + 4.25%	12/20/2027	219,155	219,046
Verscend Holding Corp., B-1	4.10%	1M US L + 4.00%	08/27/2025	1,728,475	1,726,314
WCG Purchaser Corp., Initial	5.00%	3M US L + 4.00%	01/08/2027	541,261	541,094
Total Health Care Providers & Services				18,577,832	18,263,486

Health Care Technology - 2.26% (1.35% of Total Investments)
athenahealth, Inc., B-1	4.40%	3M US L + 4.25%	02/11/2026	2,062,977	2,060,914
Gainwell Acquisition Corp., B	4.75%	3M US L + 4.00%	10/01/2027	1,001,235	1,002,737
TTF Holdings LLC, Initial	5.00%	1M US L + 4.25%	03/31/2028	790,700	790,701
Waystar Technologies, Inc., Initial	4.10%	1M US L + 4.00%	10/22/2026	814,851	813,490
Zelis Payments Buyer, Inc., Amendment No. 2(h)	3.60%	1M US L + 3.50%	09/30/2026	883,849	877,071
Total Health Care Technology				5,553,612	5,544,913

Hotels, Restaurants & Leisure - 2.63% (1.58% of Total Investments)
Aimbridge Hsp Incre CL TLB	5.50%	1M US L + 4.75%	02/02/2026	250,000	248,125
Alterra Mountain Co., Series B-2	4.00%	1M US L + 3.50%	08/17/2028	530,626	529,299
Arcis 11/21 Cov-Lite TLB	4.75%	3M US L + 4.25%	11/24/2028	309,607	310,381
Bally's Corp., B	3.75%	3M US L + 3.25%	10/02/2028	500,031	499,821
Caesars Resort Collection LLC, B-1	3.60%	1M US L + 3.50%	07/21/2025	625,712	625,556
Carnival Corp., Initial Advance	3.75%	3M US L + 3.00%	06/30/2025	64,793	64,145
CARNIVAL CORPORATION TLB 1L	4.00%	6M US L + 3.25%	10/18/2028	1,224,252	1,212,010
Cinemark USA, Inc., Additional	1.86%	1M US L + 1.75%	03/31/2025	498,313	477,678
Herschend Entertainment Company LLC, Initial (2021)	4.25%	6M US L + 3.75%	08/27/2028	133,067	132,679
Hilton Grand Vacations Borrower LLC, Initial Term Loans	3.50%	1M US L + 3.00%	08/02/2028	58,825	58,869
Kingpin Intermediate Holdings LLC, 2018 Refinancing	4.50%	1M US L + 3.50%	07/03/2024	675,483	671,052
Seaworld Parks & Entertainment, Inc., B	3.50%	1M US L + 3.00%	08/25/2028	786,289	782,357
United PF Holdings LLC
Incremental Term Loan	9.50%	3M US L + 8.50%	12/30/2026	355,500	354,611
Initial	4.22%	3M US L + 4.00%	12/30/2026	510,833	491,998
Total Hotels, Restaurants & Leisure				6,523,331	6,458,581

Household Durables - 1.26% (0.76% of Total Investments)
At Home Group, Inc., Initial	4.75%	1M US L + 4.25%	07/24/2028	423,908	423,696
Conair Holdings LLC, Initial	4.25%	3M US L + 3.75%	05/17/2028	767,623	767,209
Hunter Fan Company, Initial	5.75%	3M US L + 5.00%	05/08/2028	818,420	818,420
Mattress Firm, Inc., 2021	5.00%	3M US L + 4.25%	09/25/2028	619,681	613,998

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Household Durables (continued)
Samsonite International S.A., 2020 Incremental Tranche B	3.75%	1M US L + 3.00%	04/25/2025	$477,225	$474,142
Total Household Durables				3,106,857	3,097,465

Household Products - 0.83% (0.50% of Total Investments)
American Greetings Corp., Initial	5.50%	1M US L + 4.50%	04/06/2024	993,945	994,442
Sunshine Luxembourg VII Sarl, Facility B3	4.50%	3M US L + 3.75%	10/01/2026	1,047,027	1,050,304
Total Household Products				2,040,972	2,044,746

Independent Power/Renewable Electricity Producers - 0.03% (0.02% of Total Investments)
Array Tech, Inc., Initial	3.75%	3M US L + 3.25%	10/14/2027	66,777	66,026

Industrial Conglomerates - 1.19% (0.71% of Total Investments)
CIRCOR INTERNATIONAL, INC. TLB(g)	N/A	L + 4.50%	12/20/2028	326,878	324,223
Madison IAQ LLC, Initial	3.75%	3M US L + 3.25%	06/21/2028	502,359	501,591
Majordrive Holdings IV LLC, Initial	4.50%	3M US L + 4.00%	06/01/2028	254,758	254,439
Star US Bidco LLC, Initial	5.25%	1M US L + 4.25%	03/17/2027	347,567	346,483
TK Elevator US Newco, Inc., Facility B1	4.00%	6M US L + 3.50%	07/14/2027	1,488,787	1,488,579
Total Industrial Conglomerates				2,920,349	2,915,315

Insurance - 2.51% (1.50% of Total Investments)
Acrisure LLC
11/21 Incremental	4.75%	3M US L + 4.25%	02/15/2027	296,419	295,924
2020	3.72%	3M US L + 3.50%	02/15/2027	809,630	799,509
2021-1 Additional	4.25%	3M US L + 3.75%	02/15/2027	688,275	686,265
Asurion LLC, New B-9	3.35%	1M US L + 3.25%	07/31/2027	1,321,498	1,312,248
Baldwin Risk Partners LLC	4.00%	1M US L + 3.50%	10/14/2027	424,402	421,219
Howden Group Holdings, Ltd., 2021 Dollar Refinancing	4.00%	1M US L + 3.25%	11/12/2027	198,411	197,377
Hyperion Ins/Howden 11/21 Incremental Cov-Lite(g)	N/A	L + 3.25%	11/12/2027	564,608	561,435
IMA Financial Group, Inc., TL(g)	N/A	L + 3.75%	11/01/2028	270,333	269,206
OneDigital Borrower, LLC TL 1L	4.75%	3M SOFR + 4.25%	11/22/2027	1,329,702	1,325,128
Ryan Specialty Group LLC, Initial	3.75%	1M US L + 3.00%	09/01/2027	277,918	277,501
Total Insurance				6,181,196	6,145,812

Internet and Catalog Retail - 0.46% (0.27% of Total Investments)
Shutterfly LLC, 2021 Refinancing B	5.75%	3M US L + 5.00%	09/25/2026	673,261	664,846
TITAN ACQUISITIONCO NEW ZEALAND LIMITED TL 1L	4.50%	3M US L + 4.00%	10/18/2028	466,178	464,234
Total Internet and Catalog Retail				1,139,439	1,129,080

Internet Software & Services - 0.79% (0.47% of Total Investments)
Constant Contact, Inc.	4.75%	3M US L + 4.00%	02/10/2028	176,537	176,317
Informatica LLC, TLB	2.88%	1M US L + 2.75%	10/27/2028	1,766,982	1,759,101
Total Internet Software & Services				1,943,519	1,935,418

IT Services - 1.68% (1.01% of Total Investments)
Avaya, Inc.
Tranche B-1	4.36%	1M US L + 4.25%	12/15/2027	87,209	87,373
Tranche B-2	4.11%	1M US L + 4.00%	12/15/2027	912,791	911,422
Endurance International Group Holdings, Inc., Initial	4.25%	3M US L + 3.50%	02/10/2028	234,143	231,949
ESCAPE VELOCITY HOLDINGS, INC. TL	4.75%	3M US L + 4.25%	10/08/2028	283,497	281,371
Imprivata, Inc., Initial	4.00%	3M US L + 3.50%	12/01/2027	205,605	205,221
Intrado Corp., Initial B	5.00%	3M US L + 4.00%	10/10/2024	212,319	201,077
ION Trading Finance, Ltd., Initial Dollar (2021)	4.97%	3M US L + 4.75%	04/01/2028	1,017,868	1,019,282

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
IT Services (continued)
Virtusa Corp.	4.50%	1M US L + 3.75%	02/11/2028	$1,191,689	$1,194,668
Total IT Services				4,145,121	4,132,363

Life Sciences Tools & Services - 0.02% (0.01% of Total Investments)
Precision Medicine Group LLC, Amendment No. 1 Refinancing(h)	3.75%	3M US L + 3.00%	11/18/2027	56,376	56,033

Machinery - 0.33% (0.20% of Total Investments)
ASP BLADE HOLDINGS, INC. TLB 1L	4.50%	1M US L + 4.00%	10/13/2028	226,426	226,238
Pro Mach Group, Inc.
Closing Date Initial	5.00%	3M US L + 4.00%	08/31/2028	564,426	565,837
Delayed Draw(h)	5.00%	3M US L + 2.00%	08/31/2028	18,326	18,555
Total Machinery				809,178	810,630

Media - 3.16% (1.89% of Total Investments)
AppLovin Corp.	3.50%	1M US L + 3.00%	10/25/2028	576,843	575,280
Banijay Entertainment S.A.S., Facility B	3.84%	1M US L + 3.75%	03/01/2025	839,266	835,069
Castle US Holding Corp., Initial Dollar	3.97%	3M US L + 3.75%	01/29/2027	1,478,125	1,462,930
Cimpress plc, Tranche B-1	4.00%	1M US L + 3.50%	05/17/2028	165,265	165,058
Creative Artists Agency LLC
Closing Date	3.85%	1M US L + 3.75%	11/27/2026	672,489	670,330
Incremental B-1	5.25%	1M US L + 4.25%	11/27/2026	369,837	368,650
Cumulus Media New Holdings, Inc., Initial	4.75%	3M US L + 3.75%	03/31/2026	729,052	727,987
Gray Television 10/21 Cov-Lite	3.10%	1M US L + 3.00%	12/01/2028	722,343	718,190
Recorded Books, Inc., 2021 Replacement	4.10%	1M US L + 4.00%	08/29/2025	938,541	936,861
UFC Holdings LLC	3.50%	3M US L + 2.75%	04/29/2026	543,280	540,270
United Talent Agency LLC, B	4.75%	3M US L + 4.00%	07/07/2028	750,338	746,587
Total Media				7,785,379	7,747,212

Oil, Gas & Consumable Fuels - 1.51% (0.91% of Total Investments)
BCP Raptor LLC, Initial	5.25%	1M US L + 4.25%	06/24/2024	494,764	493,597
Brazos Delaware II LLC, Initial	4.10%	1M US L + 4.00%	05/21/2025	675,716	657,133
CITGO Holding, Inc.	8.00%	3M US L + 7.00%	08/01/2023	1,371,059	1,349,808
ITT Holdings LLC, Initial	3.25%	1M US L + 2.75%	07/10/2028	107,381	106,737
Oryx Midstream Services Permian Basin, LLC TLB 1L	3.75%	3M US L + 3.25%	10/05/2028	692,314	687,232
Permian Production Partners, LLC, Initial	9.00%	1M US L + 8.00%	11/24/2025	76,653	68,987
Traverse Midstream Partners LLC	5.25%	3M SOFR + 4.25%	09/27/2024	351,061	349,088
Total Oil, Gas & Consumable Fuels				3,768,948	3,712,582

Personal Products - 0.39% (0.23% of Total Investments)
KDC/ONE Development Corp., Inc., Initial (2020)	3.85%	1M US L + 3.75%	12/22/2025	979,849	964,544

Pharmaceuticals - 1.28% (0.77% of Total Investments)
Alvogen Pharma US, Inc., 1/1/2020 12:00:00 AM	6.25%	3M US L + 5.25%	12/31/2023	1,669,357	1,590,062
Amneal Pharmaceuticals, LLC, Initial Term Loan	3.63%	1M US L + 3.50%	05/04/2025	980,481	969,450
Endo Luxembourg Finance Company I S.a r.l., 2021	5.75%	1M US L + 5.00%	03/27/2028	603,707	585,898
Total Pharmaceuticals				3,253,545	3,145,410

Professional Services - 0.77% (0.46% of Total Investments)
AQ Carver Buyer, Inc., Initial	6.00%	3M US L + 5.00%	09/23/2025	458,532	458,532
Conduent Business Services, LLC TLB 1L	4.75%	1M US L + 4.25%	10/16/2028	415,171	414,341
Equiniti Group PLC, TLB	5.00%	3M US L + 4.50%	12/11/2028	336,680	337,242
Tempo Acquisition LLC, Third Incremental	3.50%	1M US L + 3.00%	08/31/2028	102,839	103,097

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Professional Services (continued)
UST Global, Inc.	4.25%	1M US L + 3.75%	11/17/2028	$570,627	$567,774
Total Professional Services				1,883,849	1,880,986

Real Estate Management & Development - 0.52% (0.31% of Total Investments)
Forest City Enterprises LP, Replacement	3.60%	1M US L + 3.50%	12/08/2025	1,302,857	1,283,314

Road & Rail - 0.12% (0.07% of Total Investments)
Savage Enterprises LLC, Initial	3.75%	1M US L + 3.25%	09/15/2028	301,819	301,207

Software - 7.94% (4.76% of Total Investments)
Apex Group Treasury LLC, 2021 USD Term Loan(g)	N/A	L + 3.75%	07/27/2028	158,790	158,393
Apex Group Treasury, Ltd., USD	4.25%	3M US L + 3.75%	07/27/2028	877,800	875,605
Ascend Learning 11/21 TLB(g)	N/A	L + 3.50%	11/18/2028	1,145,671	1,143,047
ASTRA ACQUISITION CORP. TL 1L	5.75%	1M US L + 5.25%	10/25/2028	1,100,677	1,376,651
Cardinal Parent, Inc., Initial	5.25%	3M US L + 4.50%	11/12/2027	240,235	239,689
CommerceHub, Inc., Initial	4.75%	3M US L + 4.00%	12/29/2027	825,389	815,848
Conservice Midco LLC, Initial	4.47%	3M US L + 4.25%	05/13/2027	1,114,001	1,110,982
Cornerstone OnDemand, Inc., Initial	4.25%	6M US L + 3.75%	10/16/2028	640,307	637,791
CT Technologies Intermediate Holdings, Inc., 2021	5.00%	1M US L + 4.25%	12/16/2025	415,880	415,534
Cvent, Inc., Term B Loan	3.85%	1M US L + 3.75%	11/29/2024	519,154	518,017
DCert Buyer, Inc., Initial	4.10%	1M US L + 4.00%	10/16/2026	1,094,595	1,091,738
EagleView Technology Corp., Term Loan	3.72%	3M US L + 3.50%	08/14/2025	798,181	782,050
Fiserv Investment Solutions, Inc., Initial	4.16%	3M US L + 4.00%	02/18/2027	440,859	440,529
Flexera Software LLC, B-1	4.50%	3M US L + 3.75%	03/03/2028	23,260	23,257
Greeneden U.S. Holdings I LLC, Initial Dollar (2020)	4.75%	1M US L + 4.00%	12/01/2027	1,437,384	1,441,582
Idera, Inc., B-1	4.50%	3M US L + 3.75%	03/02/2028	158,367	158,120
IGT Holding IV AB, Term Loan	4.00%	3M US L + 3.50%	03/31/2028	177,013	176,461
Imperva, Inc., Term Loan	5.00%	3M US L + 4.00%	01/12/2026	406,436	405,354
Magenta Buyer LLC, Initial	5.75%	3M US L + 5.00%	07/27/2028	2,169,920	2,162,455
MH Sub I LLC, 2020 June New	4.75%	1M US L + 3.75%	09/13/2024	1,174,353	1,175,575
N-able International Holdings II LLC, Initial	3.50%	3M US L + 3.00%	07/19/2028	511,710	508,834
Planview Parent, Inc., Closing Date	4.75%	3M US L + 4.00%	12/17/2027	960,794	960,390
Polaris Newco LLC, Dollar	4.50%	3M US L + 4.00%	06/02/2028	723,515	722,835
Project Alpha Intermediate Holding, Inc., 2021 Refinancing	5.00%	1M US L + 4.00%	04/26/2024	581,762	582,128
Project Leopard Holdings, Inc.
2018 Repricing	5.75%	3M US L + 4.75%	07/05/2024	17,206	17,189
2019 Incremental	5.75%	3M US L + 4.75%	07/05/2024	86,045	86,009
Skillsoft Finance II, Inc., Initial	5.50%	3M US L + 4.75%	07/14/2028	244,814	245,120
Ultimate Software 11/21 TL	3.75%	3M US L + 3.25%	05/04/2026	246,676	245,211
Upland Software, Inc., Initial	3.85%	1M US L + 3.75%	08/06/2026	977,500	974,323
Total Software				19,268,294	19,490,717

Specialty Retail - 1.87% (1.12% of Total Investments)
Bass Pro/Great American 11/21 TLB	4.50%	3M US L + 3.75%	03/06/2028	1,181,635	1,181,883
FENDER MUSICAL INSTRUMENTS CORPORATION	4.50%	3M SOFR + 4.00%	11/16/2028	203,650	203,395
Franchise Group, Inc., Initial	5.50%	3M US L + 4.75%	03/10/2026	1,139,798	1,136,949
Franchise Group, Inc. TL 1L	4.95%	3M SOFR + 4.75%	11/22/2023	24,192	24,071
Jo-Ann Stores LLC, Additional B-1	5.50%	3M US L + 4.75%	07/07/2028	1,126,797	1,113,422
Petco Health and Wellness Company, Inc., Initial	4.00%	3M US L + 3.25%	03/03/2028	367,293	366,489
Rising Tide Holdings, Inc., Initial	5.50%	1M US L + 4.75%	06/01/2028	251,742	250,798
Torrid LLC, Closing Date	6.25%	1M US L + 5.50%	06/14/2028	315,155	316,731
Total Specialty Retail				4,610,262	4,593,738

	Coupon(a)	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS(b) (continued)
Textiles, Apparel & Luxury Goods - 1.47% (0.88% of Total Investments)
ABG INTERMEDIATE HOLDINGS 2 LLC TLB1(g)(h)	N/A	SOFR + 3.50%	01/31/2029	$290,542	$289,453
BK LC Lux SPV S.a r.l., Facility B	3.75%	3M US L + 3.25%	04/28/2028	1,123,056	1,118,845
Champ Acquisition Corp., Initial	5.69%	3M US L + 5.50%	12/19/2025	495,188	497,168
Elevate Textiles, Inc., Initial	5.13%	3M US L + 5.00%	05/01/2024	1,157,037	1,066,406
Fanatics Commerce 11/21 TLB	3.75%	1M US L + 3.25%	11/24/2028	463,605	460,707
Tory Burch LLC, Initial B	3.50%	1M US L + 3.00%	04/16/2028	165,774	165,360
Total Textiles, Apparel & Luxury Goods				3,695,202	3,597,939

Transportation Infrastructure - 0.12% (0.07% of Total Investments)
Grab Holdings, Inc., Initial	5.50%	3M US L + 4.50%	01/29/2026	302,215	302,593

Wireless Telecommunication Services - 0.46% (0.27% of Total Investments)
Coral-US Co-Borrower LLC, B-6	3.14%	3M US L + 3.00%	10/15/2029	1,122,105	1,117,718

Total Senior Secured First Lien Loans (Cost $179,837,108)				$181,568,913	$180,274,493

	Shares	Value
COMMON STOCK - 0.08%* (0.05% of Total Investments)
Aerospace & Defense - 0.00%(j) (0.00% of Total Investments)
New Constellis Borrower LLC(k)	6,795	$7,930

Food & Staples Retailing - 0.08% (0.05% of Total Investments)
CEC Brands, LLC(k)	10,454	185,559

Oil, Gas & Consumable Fuels - 0.00%(j) (0.00% of Total Investments)
Permian Production Partners(k)	18,995	1,899

Total Common Stock (Cost $94,507)	36,244	$195,388

	Shares	Value
MONEY MARKET MUTUAL FUNDS - 2.30%* (1.37% of Total Investments)
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class
(0.010% 7-Day Yield)	5,631,937	$5,631,937
Total Money Market Mutual Funds (Cost $5,631,937)	5,631,937	$5,631,937

Total Investments - 166.81% (Cost $413,948,135)		$409,296,798
Liabilities in Excess of Other Assets - (2.14)%		(5,259,079)
Series 2026 Term Preferred Shares (Net of $1,108,590 Deferred Financing Costs) - (15.81)%		(38,791,410)
Leverage Facility (Net of $275,864 Deferred Leverage Costs) - (48.86)%		(119,874,136)
Net Assets Applicable to Common Shareholders - 100.00%		$245,372,173

*	Amounts above are shown as a percentage of net assets applicable to common shareholder as of December 31, 2021.
(a)	The rate shown is the coupon as of the end of the reporting period.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference rate floors (“floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have floors of 0% or more, while CLO debt securities often set floors at 0%. Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	As a result of the use of significant unobservable inputs to determine fair value, this investments has been classified as a Level 3 asset.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $213,501,829, which represents approximately 87.01% of the Trust's net assets as of December 31, 2021. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(e)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are based on rates that existed as of December 31, 2021.
(f)	Fair value includes the Trust's interest in fee rebates on CLO subordinated notes.
(g)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of December 31, 2021. The interest rate shown represents the stated spread over the applicable floor; the Trust will not accrue interest until the settlement date, at which point the floor will be established. The total cost of securities purchased on a when-issued or delivery-delayed basis was $7,117,606 as of December 31, 2021.
(h)	This investment has an unfunded commitment as of December 31, 2021.
(i)	Fixed rate.
(j)	Less than 0.005%.
(k)	Non-income producing security.

All securities held as of December 31, 2021 are pledged as collateral for the leverage facility.

1M SOFR - 1 Month SOFR (Secured Overnight Financing Rate)
3M SOFR - 3 Month SOFR (Secured Overnight Financing Rate)
1M US L - 1 Month LIBOR (London Interbank Offered Rate)
3M US L - 3 Month LIBOR (London Interbank Offered Rate)
6M US L - 6 Month LIBOR (London Interbank Offered Rate)